Equity instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Equity Instruments
Financial Assets Measured at Fair Value Through Profit or Loss	R$ 4,862,393	R$ 2,968,823
Financial Assets Measured at Fair Value Through Other Comprehensive Income	92,363	19,633
Total	4,954,756	2,988,456
Type:
Shares of domestic companies	3,004,645	2,048,007
Shares of foreign companies	21,507	54,886
Investment funds (1)	1,928,604	885,563
Total	R$ 4,954,756	R$ 2,988,456